Eaton Vance

Income Fund of Boston

January 31, 2022

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 1.2%

Security	Shares	Value
Consumer Products — 0.0%(1)
HF Holdings, Inc.(2)(3)(4)	3,400	$552,636

		$552,636

Energy — 0.4%
Ascent CNR Corp., Class A(2)(3)(4)	32,029,863	$4,163,882
Cheniere Energy, Inc.	186,427	20,861,182
Nine Point Energy Holdings, Inc.(2)(3)(4)	157,059	0

		$25,025,064

Environmental — 0.2%
GFL Environmental, Inc.	300,300	$9,870,861

		$9,870,861

Gaming — 0.0%
New Cotai Participation Corp., Class B(2)(3)(4)	36	$0

		$0

Homebuilders & Real Estate — 0.1%
VICI Properties, Inc.	263,000	$7,527,060

		$7,527,060

Services — 0.5%
Hertz Global Holdings, Inc. (non-registered)(3)(5)	1,676,807	$30,446,623

		$30,446,623

Technology — 0.0%(1)
Riverbed Technology, Inc.(3)(6)	157,965	$1,658,633

		$1,658,633

Total Common Stocks (identified cost $56,550,215)		$75,080,877

Convertible Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value
Air Transportation — 0.0%(1)
Air Transport Services Group, Inc., 1.125%, 10/15/24	$1,085	$1,166,859

		$1,166,859

Entertainment & Film — 0.3%
Peloton Interactive, Inc., 0.00%, 2/15/26(7)	$19,532	$16,814,478

		$16,814,478

Security	Principal Amount (000’s omitted)	Value
Leisure — 0.0%(1)
Royal Caribbean Cruises, Ltd., 4.25%, 6/15/23	$1,533	$1,955,680

		$1,955,680

Total Convertible Bonds (identified cost $19,289,525)		$19,937,017

Convertible Preferred Stocks — 0.3%

Security	Shares	Value
Energy — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00% (PIK)(2)(3)(4)	2,928	$0

		$0

Environmental — 0.1%
GFL Environmental, Inc., 6.00%	98,016	$7,411,970

		$7,411,970

Healthcare — 0.2%
Becton Dickinson and Co., Series B, 6.00%	213,119	$11,222,846

		$11,222,846

Technology — 0.0%(1)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(3)(6)	126,256	$2,588,247

		$2,588,247

Total Convertible Preferred Stocks (identified cost $22,990,795)		$21,223,063

Corporate Bonds — 87.4%

Security	Principal Amount (000’s omitted)*	Value
Aerospace — 2.4%
Bombardier, Inc.:
7.125%, 6/15/26(7)	7,440	$7,574,515
7.875%, 4/15/27(7)	10,994	11,157,426
BWX Technologies, Inc.:
4.125%, 6/30/28(7)	8,345	8,243,024
4.125%, 4/15/29(7)	7,093	7,006,891
Moog, Inc., 4.25%, 12/15/27(7)	10,223	10,273,093
Rolls-Royce PLC, 5.75%, 10/15/27(7)	29,407	30,925,724
Science Applications International Corp., 4.875%, 4/1/28(7)	12,585	12,665,041
TransDigm UK Holdings PLC, 6.875%, 5/15/26	5,020	5,209,279
TransDigm, Inc.:
4.625%, 1/15/29(7)	11,770	11,198,449
5.50%, 11/15/27	15,419	15,521,151
6.25%, 3/15/26(7)	16,947	17,514,724
6.375%, 6/15/26	9,600	9,779,904

Security	Principal Amount (000’s omitted)*		Value
7.50%, 3/15/27		7,253	$7,534,743

			$154,603,964

Air Transportation — 1.4%
Air Canada:
3.875%, 8/15/26(7)		7,819	$7,644,597
4.625%, 8/15/29(7)	CAD	7,161	5,598,272
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(7)		19,773	20,275,531
5.75%, 4/20/29(7)		19,773	20,276,421
United Airlines, Inc.:
4.375%, 4/15/26(7)		8,188	8,141,902
4.625%, 4/15/29(7)		12,596	12,484,966
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(7)		13,478	13,414,788

			$87,836,477

Automotive & Auto Parts — 4.4%
Clarios Global, L.P., 6.75%, 5/15/25(7)		3,642	$3,782,818
Clarios Global, L.P./Clarios US Finance Co.:
4.375%, 5/15/26(8)	EUR	23,368	26,677,873
6.25%, 5/15/26(7)		7,212	7,464,095
8.50%, 5/15/27(7)		5,696	5,963,399
Ford Motor Co.:
3.25%, 2/12/32		28,385	27,055,730
4.75%, 1/15/43		19,531	19,990,369
7.45%, 7/16/31		4,673	5,933,682
9.625%, 4/22/30		2,055	2,890,769
Ford Motor Credit Co., LLC:
1.391%, (3 mo. USD LIBOR + 1.24%), 2/15/23(9)		2,470	2,464,778
2.90%, 2/16/28		4,218	4,022,707
3.087%, 1/9/23		3,749	3,762,684
3.37%, 11/17/23		4,486	4,502,957
3.625%, 6/17/31		13,330	13,153,511
3.815%, 11/2/27		20,089	20,095,027
4.00%, 11/13/30		9,839	9,907,824
4.125%, 8/17/27		35,978	36,916,666
4.271%, 1/9/27		4,368	4,515,529
4.375%, 8/6/23		2,493	2,548,207
5.113%, 5/3/29		5,476	5,868,930
5.125%, 6/16/25		9,083	9,562,764
5.584%, 3/18/24		1,976	2,067,123
Goodyear Tire & Rubber Co. (The):
5.00%, 7/15/29(7)		20,783	20,828,203
5.25%, 7/15/31(7)		16,742	16,886,065
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(7)		10,675	10,466,624
Wheel Pros, Inc., 6.50%, 5/15/29(7)		12,984	12,091,350

			$279,419,684

Banking & Thrifts — 0.4%
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(10)(11)		12,584	$12,552,540

Security	Principal Amount (000’s omitted)*	Value
SVB Financial Group, 4.10% to 2/15/31(10)(11)	14,159	$13,440,006

		$25,992,546

Broadcasting — 2.2%
Audacy Capital Corp., 6.75%, 3/31/29(7)	16,478	$15,509,505
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(7)	19,767	9,175,347
iHeartCommunications, Inc., 6.375%, 5/1/26	670	695,041
Netflix, Inc.:
4.875%, 6/15/30(7)	13,181	14,697,738
5.375%, 11/15/29(7)	5,536	6,338,139
5.875%, 2/15/25	5,730	6,310,506
5.875%, 11/15/28	12,610	14,629,744
Sirius XM Radio, Inc.:
3.125%, 9/1/26(7)	9,505	9,136,253
3.875%, 9/1/31(7)	9,550	8,850,415
4.125%, 7/1/30(7)	12,958	12,365,107
5.00%, 8/1/27(7)	16,487	16,856,721
Townsquare Media, Inc., 6.875%, 2/1/26(7)	15,374	15,988,499
Univision Communications, Inc., 4.50%, 5/1/29(7)	11,539	11,447,784

		$142,000,799

Building Materials — 2.4%
Builders FirstSource, Inc.:
4.25%, 2/1/32(7)	15,452	$15,152,386
5.00%, 3/1/30(7)	10,586	10,882,990
6.75%, 6/1/27(7)	13,197	13,754,573
Masonite International Corp., 5.375%, 2/1/28(7)	12,664	13,022,898
MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(7)	9,745	9,670,353
Patrick Industries, Inc., 4.75%, 5/1/29(7)	12,106	11,700,752
PGT Innovations, Inc., 4.375%, 10/1/29(7)	10,864	10,494,135
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(7)	30,485	31,361,749
Standard Industries, Inc.:
4.375%, 7/15/30(7)	26,589	25,439,956
4.75%, 1/15/28(7)	5,000	4,942,500
5.00%, 2/15/27(7)	3,894	3,928,929

		$150,351,221

Cable & Satellite TV — 2.5%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(7)	9,055	$8,654,226
4.50%, 8/15/30(7)	48,569	47,434,428
4.75%, 3/1/30(7)	23,215	23,067,817
4.75%, 2/1/32(7)	10,825	10,666,901
5.375%, 6/1/29(7)	4,414	4,554,586
CSC Holdings, LLC:
3.375%, 2/15/31(7)	7,110	6,216,415
4.125%, 12/1/30(7)	18,990	17,411,456
5.875%, 9/15/22	15,715	15,987,262
6.50%, 2/1/29(7)	3,831	3,995,925
7.50%, 4/1/28(7)	4,369	4,524,624
Radiate Holdco, LLC/Radiate Finance, Inc., 6.50%, 9/15/28(7)	6,531	6,313,060
Ziggo B.V., 4.875%, 1/15/30(7)	5,296	5,133,731

Security	Principal Amount (000’s omitted)*	Value
Ziggo Bond Co., B.V., 6.00%, 1/15/27(7)	3,310	$3,407,248

		$157,367,679

Capital Goods — 0.6%
Madison IAQ, LLC:
4.125%, 6/30/28(7)	9,379	$8,947,519
5.875%, 6/30/29(7)	16,016	14,826,491
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(7)	11,398	11,296,900

		$35,070,910

Chemicals — 2.3%
ASP Unifrax Holdings Inc, 5.25%, 9/30/28(7)	8,599	$8,464,770
Chemours Co. (The), 4.625%, 11/15/29(7)	5,679	5,418,618
Compass Minerals International, Inc., 6.75%, 12/1/27(7)	27,208	28,533,710
NOVA Chemicals Corp., 4.25%, 5/15/29(7)	12,262	11,697,335
Nufarm Australia, Ltd./Nufarm Americas, Inc.:
5.00%, 1/27/30(7)	11,577	11,534,860
5.75%, 4/30/26(7)	24,828	25,587,737
Univar Solutions USA, Inc., 5.125%, 12/1/27(7)	13,390	13,640,125
Valvoline, Inc.:
3.625%, 6/15/31(7)	7,931	7,281,054
4.25%, 2/15/30(7)	11,891	11,504,602
W.R. Grace Holdings, LLC:
4.875%, 6/15/27(7)	14,574	14,519,056
5.625%, 10/1/24(7)	2,019	2,092,653
5.625%, 8/15/29(7)	5,859	5,668,582

		$145,943,102

Consumer Products — 0.1%
Tempur Sealy International, Inc., 3.875%, 10/15/31(7)	6,401	$5,981,126

		$5,981,126

Containers — 0.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.125%, 8/15/26(7)	5,255	$5,225,283
5.25%, 8/15/27(7)	19,072	18,737,572
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26	4,555	4,703,470
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	5,205	5,316,465
LABL, Inc.:
5.875%, 11/1/28(7)	5,099	5,057,571
8.25%, 11/1/29(7)	10,223	9,756,576

		$48,796,937

Diversified Financial Services — 2.9%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(10)(11)	14,324	$14,206,185
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(7)	14,762	14,878,694
Coinbase Global, Inc.:
3.375%, 10/1/28(7)	13,367	12,010,851
3.625%, 10/1/31(7)	11,141	9,727,151
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/27	9,293	9,380,772
6.25%, 5/15/26	8,006	8,238,174
6.375%, 12/15/25	5,685	5,792,503

Security	Principal Amount (000’s omitted)*	Value
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(7)	16,201	$15,908,653
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(7)	12,728	12,649,086
MoneyGram International, Inc., 5.375%, 8/1/26(7)	12,153	12,532,234
MSCI, Inc., 3.875%, 2/15/31(7)	14,126	14,130,238
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(7)(12)	12,092	12,367,819
PRA Group, Inc.:
5.00%, 10/1/29(7)	8,474	8,378,795
7.375%, 9/1/25(7)	19,462	20,663,195
PROG Holdings, Inc., 6.00%, 11/15/29(7)	10,891	10,687,175

		$181,551,525

Diversified Media — 1.9%
Alliance Data Systems Corp., 4.75%, 12/15/24(7)	14,843	$15,045,162
Cars.com, Inc., 6.375%, 11/1/28(7)	11,371	11,844,034
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/29(7)	11,778	12,224,739
7.75%, 4/15/28(7)	15,386	15,992,439
Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(7)	12,883	12,898,009
National CineMedia, LLC:
5.75%, 8/15/26	12,070	8,467,346
5.875%, 4/15/28(7)	15,402	13,106,255
Terrier Media Buyer, Inc., 8.875%, 12/15/27(7)	17,406	18,406,410
Urban One, Inc., 7.375%, 2/1/28(7)	14,834	15,102,718

		$123,087,112

Energy — 13.1%
Aethon III BR, LLC, 9.00%, (1 mo. USD LIBOR + 7.50%, Floor 1.50%), 10/1/25(9)	23,440	$23,676,252
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(7)	16,695	17,607,048
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/27(7)	19,535	19,850,783
7.875%, 5/15/26(7)	3,595	3,868,957
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(7)	5,842	5,875,475
Buckeye Partners, L.P., 4.50%, 3/1/28(7)	11,934	11,640,841
Callon Petroleum Co., 8.00%, 8/1/28(7)	15,188	15,497,683
Centennial Resource Production, LLC:
5.375%, 1/15/26(7)	2,268	2,219,828
6.875%, 4/1/27(7)	14,801	14,987,271
Cheniere Energy Partners, L.P.:
4.00%, 3/1/31	18,911	18,843,299
4.50%, 10/1/29	12,403	12,699,556
Cheniere Energy, Inc., 4.625%, 10/15/28	10,687	10,865,099
CNX Resources Corp., 6.00%, 1/15/29(7)	13,053	13,465,866
Colgate Energy Partners III, LLC:
5.875%, 7/1/29(7)	26,674	27,150,664
7.75%, 2/15/26(7)	11,543	12,431,407
CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(7)	17,028	17,214,627
CVR Energy, Inc., 5.75%, 2/15/28(7)	28,358	27,283,799
DT Midstream, Inc., 4.125%, 6/15/29(7)	14,661	14,488,660
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(7)	8,599	8,226,534
4.75%, 1/15/31(7)	8,599	8,245,108

Security	Principal Amount (000’s omitted)*	Value
6.00%, 7/1/25(7)	6,182	$6,391,848
6.50%, 7/1/27(7)	6,208	6,503,532
EQT Corp.:
5.00%, 1/15/29	3,261	3,437,420
6.625%, 2/1/25	3,437	3,708,729
7.50%, 2/1/30	5,041	6,013,837
Great Western Petroleum, LLC/Great Western Finance Corp., 12.00%, 9/1/25(7)	13,824	14,500,547
Hilcorp Energy I, L.P./Hilcorp Finance Co.:
5.75%, 2/1/29(7)	6,919	7,068,796
6.00%, 2/1/31(7)	5,536	5,639,800
Laredo Petroleum, Inc.:
9.50%, 1/15/25	3,120	3,185,941
10.125%, 1/15/28	4,701	4,954,713
Nabors Industries, Ltd.:
7.25%, 1/15/26(7)	4,657	4,465,714
7.50%, 1/15/28(7)	5,019	4,716,379
9.00%, 2/1/25(7)	6,462	6,710,852
Neptune Energy Bondco PLC, 6.625%, 5/15/25(7)	31,848	32,290,050
New Fortress Energy, Inc., 6.50%, 9/30/26(7)	22,943	21,492,429
Oasis Petroleum, Inc., 6.375%, 6/1/26(7)	11,243	11,564,437
Occidental Petroleum Corp.:
3.00%, 2/15/27	2,220	2,152,667
3.40%, 4/15/26	6,949	6,873,256
3.50%, 8/15/29	5,213	5,146,404
4.20%, 3/15/48	8,139	7,582,984
4.40%, 8/15/49	6,626	6,304,639
4.625%, 6/15/45	4,425	4,293,600
6.125%, 1/1/31	11,929	13,788,433
6.20%, 3/15/40	4,187	4,852,398
6.375%, 9/1/28	5,072	5,777,287
6.45%, 9/15/36	12,234	14,881,132
6.625%, 9/1/30	13,861	16,291,665
8.50%, 7/15/27	17,429	20,962,381
8.875%, 7/15/30	14,937	19,389,496
Parkland Corp., 4.625%, 5/1/30(7)	14,576	14,017,666
PBF Holding Co., LLC/PBF Finance Corp., 9.25%, 5/15/25(7)	25,684	25,134,298
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(10)(11)	17,277	14,599,066
Precision Drilling Corp.:
6.875%, 1/15/29(7)	9,418	9,445,265
7.125%, 1/15/26(7)	5,844	5,880,700
Shelf Drilling Holdings, Ltd.:
8.25%, 2/15/25(7)	15,620	12,168,917
8.875%, 11/15/24(7)	4,469	4,574,535
Southwestern Energy Co., 4.75%, 2/1/32	15,141	15,141,000
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(7)	8,331	8,217,115
Sunoco, L.P./Sunoco Finance Corp.:
4.50%, 5/15/29	8,737	8,568,682
4.50%, 4/30/30(7)	17,021	16,745,260
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(7)	12,540	12,578,247

Security	Principal Amount (000’s omitted)*	Value
Tap Rock Resources, LLC, 7.00%, 10/1/26(7)	18,571	$19,059,882
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/32(7)	16,134	16,089,632
4.875%, 2/1/31	856	895,924
5.875%, 4/15/26	6,450	6,654,626
6.50%, 7/15/27	4,107	4,364,488
6.875%, 1/15/29	8,212	8,991,319
Tervita Corp., 11.00%, 12/1/25(7)	7,618	8,837,109
Transocean Poseidon, Ltd., 6.875%, 2/1/27(7)	11,027	10,713,888
Venture Global Calcasieu Pass, LLC:
3.875%, 8/15/29(7)	11,144	11,144,000
3.875%, 11/1/33(7)	6,691	6,632,554
4.125%, 8/15/31(7)	9,904	9,985,762
Weatherford International, Ltd., 8.625%, 4/30/30(7)	15,598	15,897,092
Western Midstream Operating, L.P., 5.30%, 2/1/30	9,985	10,421,944

		$833,839,094

Entertainment & Film — 0.4%
AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(7)	5,705	$6,033,038
Cinemark USA, Inc.:
5.25%, 7/15/28(7)	12,691	12,040,967
5.875%, 3/15/26(7)	4,218	4,149,816
8.75%, 5/1/25(7)	3,076	3,233,568

		$25,457,389

Environmental — 1.2%
Clean Harbors, Inc.:
4.875%, 7/15/27(7)	4,075	$4,180,950
5.125%, 7/15/29(7)	4,445	4,641,291
Covanta Holding Corp., 4.875%, 12/1/29(7)	15,416	15,336,222
GFL Environmental, Inc.:
3.50%, 9/1/28(7)	14,830	13,982,392
3.75%, 8/1/25(7)	7,155	7,165,768
4.25%, 6/1/25(7)	11,354	11,480,200
4.75%, 6/15/29(7)	21,153	20,551,197

		$77,338,020

Food & Drug Retail — 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(7)	11,616	$11,850,353
5.875%, 2/15/28(7)	7,375	7,697,988
7.50%, 3/15/26(7)	4,000	4,250,060
Arko Corp., 5.125%, 11/15/29(7)	17,049	16,241,133
Ingles Markets, Inc., 4.00%, 6/15/31(7)	8,368	8,265,910
Murphy Oil USA, Inc.:
4.75%, 9/15/29	1,235	1,255,279
5.625%, 5/1/27	10,031	10,377,722

		$59,938,445

Food, Beverage & Tobacco — 3.8%
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(7)	9,939	$10,448,722

Security	Principal Amount (000’s omitted)*	Value
HLF Financing S.a.r.l., LLC/Herbalife International, Inc., 4.875%, 6/1/29(7)	10,032	$9,519,565
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(7)	20,701	21,988,085
Kraft Heinz Foods Co.:
3.875%, 5/15/27	10,085	10,477,939
4.25%, 3/1/31	22,490	24,078,938
4.375%, 6/1/46	23,604	24,994,475
4.625%, 1/30/29	3,000	3,233,302
4.625%, 10/1/39	4,208	4,608,652
4.875%, 10/1/49	6,500	7,399,973
5.50%, 6/1/50	10,085	12,496,803
Performance Food Group, Inc.:
4.25%, 8/1/29(7)	24,007	22,566,820
5.50%, 10/15/27(7)	15,524	15,906,744
6.875%, 5/1/25(7)	9,425	9,815,619
Pilgrim’s Pride Corp., 3.50%, 3/1/32(7)	21,708	20,707,261
Post Holdings, Inc.:
4.50%, 9/15/31(7)	14,331	13,662,889
4.625%, 4/15/30(7)	15,117	14,590,475
US Foods, Inc., 4.75%, 2/15/29(7)	12,666	12,453,528

		$238,949,790

Gaming — 2.6%
Caesars Entertainment, Inc.:
4.625%, 10/15/29(7)	5,260	$5,045,484
6.25%, 7/1/25(7)	22,288	23,093,377
8.125%, 7/1/27(7)	23,616	25,452,026
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co, Inc.:
4.625%, 1/15/29(7)	7,727	7,542,943
6.75%, 1/15/30(7)	20,650	20,098,542
Jacobs Entertainment, Inc., 6.75%, 2/15/29(7)(12)	6,725	6,801,026
MGM Resorts International:
4.75%, 10/15/28	15,992	15,886,773
5.50%, 4/15/27	4,637	4,796,884
Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(7)	24,167	25,957,170
Playtika Holding Corp., 4.25%, 3/15/29(7)	14,062	13,467,388
Scientific Games International, Inc., 7.00%, 5/15/28(7)	16,866	17,738,478

		$165,880,091

Healthcare — 9.4%
180 Medical, Inc., 3.875%, 10/15/29(7)	4,801	$4,676,822
AdaptHealth, LLC:
4.625%, 8/1/29(7)	4,011	3,816,807
5.125%, 3/1/30(7)	10,165	9,965,868
6.125%, 8/1/28(7)	6,030	6,310,666
Bausch Health Americas, Inc.:
8.50%, 1/31/27(7)	8,921	9,033,628
9.25%, 4/1/26(7)	4,735	4,882,874
Bausch Health Cos., Inc.:
5.25%, 1/30/30(7)	4,352	3,504,513
5.25%, 2/15/31(7)	4,352	3,470,720
6.25%, 2/15/29(7)	4,594	3,894,334

Security	Principal Amount (000’s omitted)*	Value
7.25%, 5/30/29(7)	2,199	$1,982,179
9.00%, 12/15/25(7)	12,211	12,773,194
Centene Corp.:
2.50%, 3/1/31	23,695	22,027,583
3.00%, 10/15/30	21,528	20,922,956
3.375%, 2/15/30	29,751	29,241,217
4.25%, 12/15/27	7,680	7,879,450
4.625%, 12/15/29	14,039	14,620,776
CHS/Community Health Systems, Inc.:
5.25%, 5/15/30(7)(12)	9,039	9,016,177
6.125%, 4/1/30(7)	6,036	5,755,930
6.875%, 4/15/29(7)	9,356	9,265,527
Emergent BioSolutions, Inc., 3.875%, 8/15/28(7)	14,350	13,224,171
Encompass Health Corp.:
4.625%, 4/1/31	6,679	6,561,586
4.75%, 2/1/30	10,775	10,657,391
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(7)	6,987	6,835,731
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(7)	15,196	14,462,413
Grifols Escrow Issuer S.A., 4.75%, 10/15/28(7)	11,137	11,085,993
HCA, Inc.:
3.50%, 9/1/30	9,000	8,973,630
5.375%, 9/1/26	11,055	12,008,107
5.625%, 9/1/28	8,537	9,529,127
5.875%, 2/15/26	13,250	14,440,579
5.875%, 2/1/29	7,681	8,691,051
HealthEquity, Inc., 4.50%, 10/1/29(7)	13,931	13,634,966
Jazz Securities DAC, 4.375%, 1/15/29(7)	13,519	13,371,913
Legacy LifePoint Health, LLC, 4.375%, 2/15/27(7)	3,593	3,527,607
LifePoint Health, Inc., 5.375%, 1/15/29(7)	16,279	15,505,178
Minerva Merger Sub, Inc., 6.50%, 2/15/30(7)(12)	26,125	26,102,141
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(7)	7,580	7,354,760
ModivCare, Inc., 5.875%, 11/15/25(7)	11,006	11,435,014
Molina Healthcare, Inc.:
3.875%, 11/15/30(7)	27,471	27,137,914
3.875%, 5/15/32(7)	14,551	14,062,450
4.375%, 6/15/28(7)	17,866	17,945,593
Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29(7)	36,466	35,529,371
Option Care Health, Inc., 4.375%, 10/31/29(7)	14,497	14,147,767
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.125%, 4/30/31(7)	10,475	10,493,174
Team Health Holdings, Inc., 6.375%, 2/1/25(7)	18,643	16,807,597
Tenet Healthcare Corp.:
4.375%, 1/15/30(7)	8,208	7,923,708
4.625%, 9/1/24(7)	1,949	1,972,650
4.875%, 1/1/26(7)	11,694	11,759,720
5.125%, 11/1/27(7)	11,694	11,738,028
US Acute Care Solutions, LLC:
6.375%, 3/1/26(7)(12)	5,418	5,452,621
6.375%, 3/1/26(7)	20,558	20,689,366
Varex Imaging Corp., 7.875%, 10/15/27(7)	11,104	12,170,928

		$598,273,466

Security	Principal Amount (000’s omitted)*		Value
Homebuilders & Real Estate — 4.2%
APi Escrow Corp., 4.75%, 10/15/29(7)		10,851	$10,677,275
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC:
4.50%, 4/1/27(7)		19,209	18,196,302
5.75%, 5/15/26(7)		11,701	11,719,780
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(7)		10,253	10,392,287
Dycom Industries, Inc., 4.50%, 4/15/29(7)		13,448	13,191,345
Empire Communities Corp., 7.00%, 12/15/25(7)		16,548	16,859,268
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(7)		16,834	17,131,457
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.75%, 9/15/30(7)		8,341	7,889,502
6.00%, 4/15/25(7)		12,725	13,188,890
M/I Homes, Inc., 4.95%, 2/1/28		12,706	12,851,865
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.:
4.50%, 9/1/26		6,735	7,046,797
5.625%, 5/1/24		11,505	12,179,193
5.75%, 2/1/27		4,084	4,520,620
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(7)		1,263	1,212,720
6.25%, 6/15/25(7)		8,819	9,158,840
Taylor Morrison Communities, Inc.:
5.75%, 1/15/28(7)		6,217	6,632,948
5.875%, 6/15/27(7)		10,898	11,709,084
TopBuild Corp., 4.125%, 2/15/32(7)		11,775	11,426,813
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(7)		2,441	2,422,204
4.125%, 8/15/30(7)		8,359	8,399,541
4.25%, 12/1/26(7)		12,627	12,786,542
4.625%, 12/1/29(7)		17,945	18,499,231
Vivion Investments S.a.r.l.:
3.00%, 8/8/24(8)	EUR	27,700	29,795,437
3.50%, 11/1/25(8)	EUR	700	753,649

			$268,641,590

Insurance — 0.6%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(7)		17,111	$16,955,718
BroadStreet Partners, Inc., 5.875%, 4/15/29(7)		11,120	10,615,986
GTCR AP Finance, Inc., 8.00%, 5/15/27(7)		11,039	11,217,721

			$38,789,425

Leisure — 2.8%
Carnival Corp.:
5.75%, 3/1/27(7)		13,340	$12,826,677
6.00%, 5/1/29(7)		8,823	8,499,681
7.625%, 3/1/26(7)		5,348	5,464,640
Life Time, Inc.:
5.75%, 1/15/26(7)		12,585	12,657,364
8.00%, 4/15/26(7)		15,272	15,637,993
Lindblad Expeditions, LLC, 6.75%, 2/15/27(7)(12)		12,088	12,207,127

Security	Principal Amount (000’s omitted)*	Value
NCL Corp., Ltd.:
5.875%, 3/15/26(7)	6,558	$6,257,709
10.25%, 2/1/26(7)	5,444	6,171,972
NCL Finance, Ltd., 6.125%, 3/15/28(7)	3,490	3,307,839
Powdr Corp., 6.00%, 8/1/25(7)	13,768	14,309,564
Royal Caribbean Cruises, Ltd., 3.70%, 3/15/28	6,862	6,208,738
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(7)	11,375	11,100,919
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(7)	15,899	15,997,892
Viking Cruises, Ltd.:
5.875%, 9/15/27(7)	31,095	28,454,257
6.25%, 5/15/25(7)	8,680	8,598,321
7.00%, 2/15/29(7)	6,622	6,348,942
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(7)	4,238	4,149,087

		$178,198,722

Metals & Mining — 1.9%
Constellium SE:
5.625%, 6/15/28(7)	3,000	$3,079,140
5.875%, 2/15/26(7)	4,920	4,968,118
Eldorado Gold Corp., 6.25%, 9/1/29(7)	13,023	13,039,279
First Quantum Minerals, Ltd., 7.50%, 4/1/25(7)	11,684	11,945,313
Freeport-McMoRan, Inc., 5.45%, 3/15/43	13,849	16,308,721
Hudbay Minerals, Inc.:
4.50%, 4/1/26(7)	10,856	10,702,333
6.125%, 4/1/29(7)	13,706	14,276,101
New Gold, Inc.:
6.375%, 5/15/25(7)	3,592	3,680,830
7.50%, 7/15/27(7)	20,492	21,547,235
Novelis Corp.:
3.25%, 11/15/26(7)	6,885	6,684,061
4.75%, 1/30/30(7)	15,432	15,377,294

		$121,608,425

Paper — 0.4%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(7)	25,273	$26,135,820

		$26,135,820

Restaurant — 1.4%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(7)	17,005	$16,611,759
4.00%, 10/15/30(7)	21,200	19,656,852
4.375%, 1/15/28(7)	7,702	7,573,030
5.75%, 4/15/25(7)	2,861	2,960,606
Carrols Restaurant Group, Inc., 5.875%, 7/1/29(7)	7,045	6,067,330
Dave & Buster’s, Inc., 7.625%, 11/1/25(7)	21,844	23,125,915
IRB Holding Corp., 7.00%, 6/15/25(7)	5,836	6,091,296
Yum! Brands, Inc., 3.625%, 3/15/31	10,596	10,033,829

		$92,120,617

Services — 5.7%
Adtalem Global Education, Inc., 5.50%, 3/1/28(7)	18,724	$18,452,221

Security	Principal Amount (000’s omitted)*	Value
Allied Universal Holdco, LLC/Allied Universal Finance Corp.:
6.00%, 6/1/29(7)	7,931	$7,529,533
6.625%, 7/15/26(7)	22,670	23,307,707
9.75%, 7/15/27(7)	16,398	17,324,897
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
4.625%, 6/1/28(7)	11,768	11,327,818
4.625%, 6/1/28(7)	7,816	7,406,559
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.:
5.75%, 7/15/27(7)	4,829	4,966,627
5.75%, 7/15/27(7)	6,080	6,263,859
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(7)	29,593	29,653,074
Gartner, Inc.:
3.625%, 6/15/29(7)	4,186	4,066,992
3.75%, 10/1/30(7)	6,252	6,074,693
4.50%, 7/1/28(7)	8,049	8,219,438
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(7)	26,286	27,046,191
Hertz Corp. (The):
4.625%, 12/1/26(7)	2,214	2,152,595
5.00%, 12/1/29(7)	17,844	17,211,876
Korn Ferry, 4.625%, 12/15/27(7)	12,207	12,451,811
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(7)	6,483	6,167,537
8.00%, 8/1/29(7)	15,394	14,413,325
NESCO Holdings II, Inc., 5.50%, 4/15/29(7)	12,412	12,310,222
Ritchie Bros. Holdings, Inc., 4.75%, 12/15/31(7)	8,615	8,688,314
Sabre GLBL, Inc., 9.25%, 4/15/25(7)	12,280	13,811,684
SRS Distribution, Inc.:
6.00%, 12/1/29(7)	11,046	10,745,604
6.125%, 7/1/29(7)	12,045	11,819,096
Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(7)	14,929	14,645,424
Terminix Co., LLC (The), 7.45%, 8/15/27	18,290	22,559,709
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(7)	12,048	12,219,262
WESCO Distribution, Inc.:
7.125%, 6/15/25(7)	8,903	9,336,042
7.25%, 6/15/28(7)	7,946	8,533,845
White Cap Buyer, LLC, 6.875%, 10/15/28(7)	4,497	4,619,723
White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(7)(13)	6,938	7,049,806

		$360,375,484

Steel — 1.1%
Allegheny Ludlum, LLC, 6.95%, 12/15/25	9,369	$10,140,537
Allegheny Technologies, Inc., 5.875%, 12/1/27	2,447	2,496,845
Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(7)	5,508	5,855,417
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(7)	24,527	25,741,577
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(7)	18,189	18,752,041
TMS International Corp., 6.25%, 4/15/29(7)	6,021	5,817,189

		$68,803,606

Super Retail — 2.9%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(7)	3,046	$3,002,625

Security	Principal Amount (000’s omitted)*	Value
5.00%, 2/15/32(7)	2,178	$2,164,028
Bath & Body Works, Inc.:
6.625%, 10/1/30(7)	8,425	9,059,782
6.75%, 7/1/36	3,883	4,418,970
6.875%, 11/1/35	10,342	11,912,846
6.95%, 3/1/33	8,487	9,256,219
7.60%, 7/15/37	1,923	2,217,498
9.375%, 7/1/25(7)	1,599	1,914,802
Gap, Inc. (The):
3.625%, 10/1/29(7)	8,132	7,577,520
3.875%, 10/1/31(7)	4,783	4,446,444
Group 1 Automotive, Inc., 4.00%, 8/15/28(7)	12,459	11,943,197
Ken Garff Automotive, LLC, 4.875%, 9/15/28(7)	9,199	8,908,174
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(7)	16,322	15,750,159
Lithia Motors, Inc.:
3.875%, 6/1/29(7)	6,549	6,444,183
4.375%, 1/15/31(7)	11,784	11,869,729
4.625%, 12/15/27(7)	3,872	3,973,679
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(7)	15,916	15,901,674
7.75%, 2/15/29(7)	12,810	13,765,690
Sonic Automotive, Inc.:
4.625%, 11/15/29(7)	13,075	12,785,193
4.875%, 11/15/31(7)	10,894	10,547,734
Victoria’s Secret & Co., 4.625%, 7/15/29(7)	18,554	17,907,950

		$185,768,096

Technology — 2.9%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(7)	13,576	$13,046,400
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(7)	17,280	16,986,154
4.00%, 7/1/29(7)	7,232	7,152,882
CDK Global, Inc., 5.25%, 5/15/29(7)	8,350	8,700,157
Ciena Corp., 4.00%, 1/31/30(7)	9,145	9,067,999
Fair Isaac Corp., 4.00%, 6/15/28(7)	13,114	13,011,842
II-VI, Inc., 5.00%, 12/15/29(7)	10,761	10,757,933
Imola Merger Corp., 4.75%, 5/15/29(7)	25,535	24,886,666
LogMeIn, Inc., 5.50%, 9/1/27(7)	14,051	13,683,145
ON Semiconductor Corp., 3.875%, 9/1/28(7)	14,229	14,161,725
Open Text Corp., 3.875%, 2/15/28(7)	7,623	7,487,616
Open Text Holdings, Inc., 4.125%, 2/15/30(7)	6,669	6,526,317
Presidio Holdings, Inc.:
4.875%, 2/1/27(7)	1,858	1,892,912
8.25%, 2/1/28(7)	16,025	16,938,505
Viavi Solutions, Inc., 3.75%, 10/1/29(7)	8,715	8,467,930
VM Consolidated, Inc., 5.50%, 4/15/29(7)	14,552	14,511,036

		$187,279,219

Telecommunications — 4.6%
Altice France Holding S.A., 10.50%, 5/15/27(7)	11,966	$12,715,131
Altice France S.A.:
5.125%, 7/15/29(7)	7,505	6,978,862

Security	Principal Amount (000’s omitted)*		Value
5.50%, 1/15/28(7)		6,163	$5,893,800
5.50%, 10/15/29(7)		7,934	7,530,635
8.125%, 2/1/27(7)		23,848	25,250,382
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(7)		25,353	26,309,062
Iliad Holding S.A.S:
6.50%, 10/15/26(7)		9,925	10,068,317
7.00%, 10/15/28(7)		15,042	15,317,344
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(7)		8,082	7,939,797
Level 3 Financing, Inc.:
4.25%, 7/1/28(7)		24,265	23,192,135
5.25%, 3/15/26		8,495	8,655,173
Sprint Capital Corp., 6.875%, 11/15/28		21,921	26,108,569
Sprint Corp.:
7.125%, 6/15/24		7,445	8,123,947
7.625%, 2/15/25		14,960	16,667,385
7.625%, 3/1/26		6,584	7,548,523
7.875%, 9/15/23		20,119	21,752,562
T-Mobile USA, Inc.:
2.25%, 2/15/26		8,420	8,128,542
2.625%, 2/15/29		10,523	9,887,674
2.875%, 2/15/31		6,314	5,945,641
Telecom Italia SpA, 5.303%, 5/30/24(7)		9,431	9,744,581
Virgin Media Finance PLC, 5.00%, 7/15/30(7)		5,464	5,160,639
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(8)	GBP	7,258	9,482,811
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(7)		6,250	5,900,812
Zayo Group Holdings, Inc., 6.125%, 3/1/28(7)		6,246	5,908,091

			$290,210,415

Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(7)		16,368	$16,214,141

			$16,214,141

Utility — 2.9%
Calpine Corp.:
4.50%, 2/15/28(7)		8,179	$8,011,330
4.625%, 2/1/29(7)		9,552	9,059,451
5.00%, 2/1/31(7)		11,673	11,082,288
5.125%, 3/15/28(7)		11,510	11,255,111
5.25%, 6/1/26(7)		2,399	2,444,581
Drax Finco PLC, 6.625%, 11/1/25(7)		13,633	13,971,303
FirstEnergy Corp., Series B, 4.40%, 7/15/27		16,324	16,653,606
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(7)		8,263	8,089,808
NRG Energy, Inc.:
3.375%, 2/15/29(7)		6,548	6,058,537
3.625%, 2/15/31(7)		10,913	10,141,669
3.875%, 2/15/32(7)		14,645	13,792,661
5.25%, 6/15/29(7)		4,920	5,068,978
5.75%, 1/15/28		8,150	8,446,782
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(7)		10,699	10,748,804
TerraForm Power Operating, LLC:
4.25%, 1/31/23(7)		4,625	4,654,692

Security	Principal Amount (000’s omitted)*	Value
4.75%, 1/15/30(7)	5,000	$5,033,100
5.00%, 1/31/28(7)	13,722	13,921,381
Vistra Operations Co., LLC:
4.375%, 5/1/29(7)	14,285	13,809,167
5.00%, 7/31/27(7)	9,285	9,368,101

		$181,611,350

Total Corporate Bonds (identified cost $5,551,733,365)		$5,553,436,287

Preferred Stocks — 0.4%

Security	Shares	Value
Services — 0.4%
WESCO International, Inc., Series A, 10.625% to 6/22/25(10)	898,591	$27,389,054

Total Preferred Stocks (identified cost $25,216,937)		$27,389,054

Senior Floating-Rate Loans — 6.8%(14)

Borrower/Description	Principal Amount (000’s omitted)	Value
Aerospace — 0.1%
TransDigm, Inc., Term Loan, 2.355%, (1 mo. USD LIBOR + 2.25%), 5/30/25	$5,155	$5,110,168

		$5,110,168

Air Transportation — 0.7%
Air Canada, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28	$12,529	$12,583,815
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27	23,010	24,313,258
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	10,000	10,575,000

		$47,472,073

Automotive & Auto Parts — 0.4%
Truck Hero, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 1/31/28	$14,947	$14,930,234
Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	11,965	11,972,491

		$26,902,725

Cable & Satellite TV — 0.2%
DIRECTV Financing, LLC, Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 8/2/27	$9,957	$9,983,260

		$9,983,260

Diversified Financial Services — 0.0%(1)
Golden Nugget, LLC, Term Loan, 13.00%, (1 mo. USD LIBOR + 12.00%, Floor 1.00%), 10/4/23	$126	$136,858

		$136,858

Borrower/Description	Principal Amount (000’s omitted)	Value
Food, Beverage & Tobacco — 0.3%
Post Holdings, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/21/24	$17,244	$17,281,258

		$17,281,258

Gaming — 0.6%
Gateway Casinos & Entertainment Limited, Term Loan, 12/1/23(15)	$4,626	$4,634,320
Playtika Holding Corp., Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 3/13/28	13,285	13,259,821
Spectacle Gary Holdings, LLC, Term Loan, 11/19/28(15)	17,868	17,979,675

		$35,873,816

Healthcare — 1.1%
Heartland Dental, LLC, Term Loan, 4/30/25(15)	$5,378	$5,386,848
Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28	34,079	34,126,085
Radnet Management, Inc., Term Loan, 4/21/28(15)	6,611	6,608,682
RegionalCare Hospital Partners Holdings, Inc., Term Loan, 3.855%, (1 mo. USD LIBOR + 3.75%), 11/16/25	8,124	8,108,704
Verscend Holding Corp., Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 8/27/25	15,561	15,580,256

		$69,810,575

Insurance — 0.6%
Asurion, LLC:
Term Loan - Second Lien, 5.355%, (1 mo. USD LIBOR + 5.25%), 1/31/28	$21,293	$21,346,696
Term Loan - Second Lien, 5.355%, (1 mo. USD LIBOR + 5.25%), 1/20/29	5,726	5,740,315
Sedgwick Claims Management Services, Inc., Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 12/31/25	11,369	11,312,523

		$38,399,534

Restaurant — 0.5%
IRB Holding Corp.:
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 2/5/25(16)	$14,732	$14,715,775
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27	14,805	14,805,450

		$29,521,225

Services — 0.8%
AlixPartners, LLP, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28	$13,437	$13,412,262
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28	22,597	22,619,598
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 2/28/25(15)	16,430	16,915,767

		$52,947,627

Super Retail — 0.4%
PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	$23,958	$23,950,135

		$23,950,135

Technology — 1.0%
GoTo Group, Inc., Term Loan, 4.856%, (1 mo. USD LIBOR + 4.75%), 8/31/27	$16,063	$15,962,437

Borrower/Description	Principal Amount (000’s omitted)	Value
Presidio Holdings, Inc., Term Loan, 3.791%, (USD LIBOR + 3.50%), 1/22/27(16)	$7,892	$7,902,209
RealPage, Inc.:
Term Loan, 4/22/28(15)	2,993	2,980,240
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	16,193	16,127,071
Riverbed Technology, Inc., Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 7.00% cash, 2.00% PIK, 12/8/26	8,465	8,287,195
SS&C Technologies, Inc., Term Loan, 1.855%, (1 mo. USD LIBOR + 1.75%), 4/16/25	13,809	13,686,889

		$64,946,041

Telecommunications — 0.1%
Intelsat Jackson Holdings S.A., DIP Loan, 5.392%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 10/13/22(17)	$7,724	$7,720,635

		$7,720,635

Total Senior Floating-Rate Loans (identified cost $427,731,901)		$430,055,930

Miscellaneous — 0.7%

Security	Principal Amount/ Shares	Value
Cable & Satellite TV — 0.0%
ACC Claims Holdings, LLC(2)(3)	11,599,560	$0

		$0

Gaming — 0.7%
PGP Investors, LLC, Membership Interests(2)(3)(4)	57,265	$42,950,570

		$42,950,570

Services — 0.0%(1)
Hertz Corp., Escrow Certificates(3)	$3,679,000	$220,740

		$220,740

Total Miscellaneous (identified cost $7,716,696)		$43,171,310

Short-Term Investments — 4.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(18)	263,494,075	$263,467,726

Total Short-Term Investments (identified cost $263,467,726)		$263,467,726

Total Investments — 101.2% (identified cost $6,374,697,160)		$6,433,761,264

Less Unfunded Loan Commitments (0.0)%(1)		(1,287,376)

Net Investments — 101.2% (identified cost $6,373,409,784)		$6,432,473,888

Description	Value

Other Assets, Less Liabilities — (1.2)%	$(78,334,552)

Net Assets — 100.0%	$6,354,139,336

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Amount is less than 0.05% or (0.05)%, as applicable.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Non-income producing security.

(4)	Restricted security.

(5)

Shares have not been registered under the Securities Act of 1933, as amended, or any other applicable state securities laws and may only be sold in certain transactions in reliance on an exemption from registration.

(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(7)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $4,329,967,426 or 68.1% of the Fund’s net assets.

(8)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2022, the aggregate value of these securities is $66,709,770 or 1.0% of the Fund’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2022.

(10)	Security converts to variable rate after the indicated fixed-rate coupon period.

(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(12)	When-issued security.

(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(14)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(15)	This Senior Loan will settle after January 31, 2022, at which time the interest rate will be determined.

(16)

The stated interest rate represents the weighted average interest rate at January 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(17)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2022, the total value of unfunded loan commitments is $1,286,773.

(18)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2022.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	5,695,586	CAD	7,282,076	State Street Bank and Trust Company	4/29/22	$—	$(32,010)
USD	9,508,102	EUR	8,500,000	State Street Bank and Trust Company	4/29/22	—	(61,627)
USD	9,490,740	EUR	8,500,000	State Street Bank and Trust Company	4/29/22	—	(78,990)
USD	9,482,571	EUR	8,500,000	State Street Bank and Trust Company	4/29/22	—	(87,158)
USD	13,933,137	EUR	12,476,635	State Street Bank and Trust Company	4/29/22	—	(113,688)
USD	15,295,179	EUR	13,700,000	State Street Bank and Trust Company	4/29/22	—	(128,973)
USD	4,723,806	GBP	3,531,940	State Street Bank and Trust Company	4/29/22	—	(24,148)
USD	4,812,349	GBP	3,600,000	State Street Bank and Trust Company	4/29/22	—	(27,097)

						$—	$(553,691)

Abbreviations:

DIP	-	Debtor In Possession

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind
Currency Abbreviations:
CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

Restricted Securities

At January 31, 2022, the Fund owned the following securities (representing 0.8% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	32,029,863	$18,931	$4,163,882
HF Holdings, Inc.	10/27/09	3,400	182,661	552,636
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	0
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	157,059	7,228,624	0

Total Common Stocks			$8,541,716	$4,716,518

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00% (PIK)	5/26/17	2,928	$2,928,000	$0

Total Convertible Preferred Stocks			$2,928,000	$0

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18, 11/30/20, 12/17/21	57,265	$7,716,696	$42,950,570

Total Miscellaneous			$7,716,696	$42,950,570

Total Restricted Securities			$19,186,412	$47,667,088

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

At January 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

At January 31, 2022, the value of the Fund’s investment in affiliated funds was $263,467,726, which represents 4.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$197,587,104	$442,325,407	$(376,426,669)	$(18,116)	$—	$263,467,726	$68,527	263,494,075

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks	$38,259,103	$32,105,256	$4,716,518	$75,080,877
Convertible Bonds	—	19,937,017	—	19,937,017
Convertible Preferred Stocks	18,634,816	2,588,247	0	21,223,063
Corporate Bonds	—	5,553,436,287	—	5,553,436,287
Preferred Stocks	27,389,054	—	—	27,389,054
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	428,768,554	—	428,768,554
Miscellaneous	—	220,740	42,950,570	43,171,310
Short-Term Investments	—	263,467,726	—	263,467,726
Total Investments	$84,282,973	$6,300,523,827	$47,667,088	$6,432,473,888

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(553,691)	$—	$(553,691)
Total	$—	$(553,691)	$—	$(553,691)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2022 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.